Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share (3)
Amount Registered | shares	1,725,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	4.00	[2]
Maximum Aggregate Offering Price	$ 6,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,056.39

[1]	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of ordinary shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.